PREPAID EXPENSES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME [Abstract]
Components of other receivables, prepaid expenses and accrued income

(in thousands of $)	2016	2015
Prepaid expenses	2,982	3,580
Other receivables	4,348	17,697
Corporation tax receivable	—	3,476
	7,330	24,753